DERIVATIVES	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES
DERIVATIVES

Our freestanding and embedded derivatives, which are not designated as hedging instruments, are summarized as follows (dollars in millions):

		Fair value
	Balance sheet classification	2014	2013
Assets:
Fixed index call options	Other invested assets	$107.2	$156.2
Interest futures	Other invested assets	—	.2
Total assets		$107.2	$156.4
Liabilities:
Interest futures	Other invested assets	$.2	$—
Fixed index annuities - embedded derivative	Future policy benefits	1,081.5	903.7
Reinsurance payable - embedded derivative	Future policy benefits	—	1.8
Total liabilities		$1,081.7	$905.5

The activity associated with freestanding derivative instruments is measured as either the notional or the number of contracts. The activity associated with the fixed index annuity embedded derivatives are shown by the number of policies. The following table represents activity associated with derivative instruments as of the dates indicated:

	Measurement	December 31, 2013	Additions	Maturities/terminations	December 31, 2014
Interest futures	Contracts	186	4,847	(4,631)	402
Fixed index annuities - embedded derivative	Policies	90,408	9,830	(7,053)	93,185
Fixed index call options	Notional (a)	$2,284.8	$2,430.2	$(2,311.1)	$2,403.9
_________________
(a) Dollars in millions.

The following table provides the pre-tax gains (losses) recognized in net income for derivative instruments, which are not designated as hedges for the periods indicated (dollars in millions):

	Income statement classification	2014	2013	2012
Fixed index call options	Net investment income from policyholder and reinsurer accounts and other special-purpose portfolios	$69.5	$177.5	$25.5
Interest futures	Net realized investments gains (losses)	(7.0)	(.4)	(.2)
Fixed index annuities - embedded derivative	Insurance policy benefits	(73.5)	49.3	(15.2)
Reinsurance payable - embedded derivative	Net investment income from policyholder and reinsurer accounts and other special-purpose portfolios	(1.4)	3.7	(2.4)
Total		$(12.4)	$230.1	$7.7

Derivative Counterparty Risk

If the counterparties to the call options fail to meet their obligations, we may recognize a loss.  We limit our exposure to such a loss by diversifying among several counterparties believed to be strong and creditworthy.  At December 31, 2014, all of our counterparties were rated "A-" or higher by S&P. The interest rate future contracts are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis. The Company has minimal exposure to credit-related losses in the event of nonperformance.

The Company and its subsidiaries are parties to master netting arrangements with its counterparties related to entering into various derivative contracts. Exchange-traded derivatives require margin accounts which we offset.

The following table summarizes information related to derivatives with master netting arrangements or collateral as of December 31, 2014 and 2013 (dollars in millions):

				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts of assets presented in the balance sheet	Financial instruments	Cash collateral received	Net amount
December 31, 2014:
Fixed index call options	$107.2	$—	$107.2	$—	$—	$107.2
Interest futures	(.2)	1.5	1.3	—	—	1.3
December 31, 2013:
Fixed index call options	156.2	—	156.2	—	—	156.2
Interest futures	.2	.4	.6	—	—	.6

Repurchase agreements

We may enter into agreements under which we sell securities subject to an obligation to repurchase the same securities. These repurchase agreements are accounted for as collateralized financing arrangements and not as a sale and subsequent repurchase of securities. The obligation to repurchase the securities is reflected as investment borrowings in the Company's consolidated balance sheet, while the securities underlying the repurchase agreements remain in the respective investment asset accounts. There is no offsetting or netting of the investment securities assets with the repurchase agreement liabilities. In addition, as the Company does not currently have any outstanding reverse repurchase agreements, there is no such offsetting to be done with the repurchase agreements.

The right of offset for a repurchase agreement resembles a secured borrowing, whereby the collateral would be used to settle the fair value of the repurchase agreement should the Company be in default under the agreement (e.g., fails to make an interest payment to the counterparty). If the counterparty were to default (e.g., declare bankruptcy), the Company could cancel the repurchase agreement (i.e., cease payment of principal and interest), and attempt collection on the amount of collateral value in excess of the repurchase agreement fair value. The collateral is held by a third party financial institution in the counterparty's custodial account. The counterparty has the right to sell or repledge the investment securities.

The following table summarizes information related to repurchase agreements as of December 31, 2014 (dollars in millions):

				Gross amounts not offset in the balance sheet
	Gross amounts of recognized liabilities	Gross amounts offset in the balance sheet	Net amounts of liabilities presented in the balance sheet	Financial instruments	Cash collateral pledged	Net amount
December 31, 2014:
Repurchase agreements (a)	$20.4	$—	$20.4	$20.4	$—	$—

_________________

(a)	As of December 31, 2014, these agreements were collateralized by investment securities with a fair value of $25.3 million. There were no repurchase agreements outstanding at December 31, 2013.